Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Nov. 23, 2015
Document and Entity Information:
Entity Registrant Name	Eventure Interactive, Inc.
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Trading Symbol	evti
Amendment Flag	false
Entity Central Index Key	0001509351
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,101,066,432
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3